Note 8 - Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2025
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of	Weighted Average Exercise
	Warrants	Price/Share
Warrants granted as at December 31, 202	3,044,794	USD 1.19(1)
Warrants granted	1,372,407	USD 0.07
Warrants forfeited	(83,662)	USD 0.23
Warrants granted as at June 30, 2025 (3)	4,333,539	USD 0.86 (2)
Warrants exercisable as at June 30, 2025	2,953,561	USD 1.23 (2)
	Number of	Weighted Average Exercise
	Warrants	Price/Share
Warrants granted as at December 31, 202	2,738,473	USD 1.41(1)
Warrants granted	538,460	USD 0.40
Warrants forfeited	(84,559)	USD 2.75
Warrants granted as at June 30, 2024 (3)	3,192,374	USD 1.20 (2)
Warrants exercisable as at June 30, 2024	2,258,206	USD 1.02 (2)

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Six Months Ended June 30,
	2025	2024
Expected term (in years)	5.0 –7.0	5.0 –7.0
Risk-free interest rate	3.96% –4.09%	4.71% –4.72%
Expected volatility	85%	85%
Share price	$0.05	$0.42